Other Liabilities	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Other Liabilities
Note 13: Other Liabilities
Securities
Sold But Not Yet Purchased
Securities sold but not yet purchased represent our obligations to deliver securities that we did not own at the time of sale. These obligations are recorded at their fair value. Adjustments to fair value as at the balance sheet date and gains and losses on the settlement of these obligations are recorded in non-interest
revenue, trading revenues, in our Consolidated Statement of Income.
Securities Lending and Borrowing
Securities lending and borrowing transactions are generally collateralized by securities or cash. Cash advanced or received as collateral is recorded in securities borrowed or purchased under resale agreements, or in other liabilities, securities lent or sold under repurchase agreements, respectively, in our Consolidated Balance Sheet. Interest earned on cash collateral is recorded in interest, dividend and fee income, in our Consolidated Statement of Income, and interest expense on cash collateral is recorded in interest expense, securities sold but not yet purchased and securities lent or sold under repurchase agreements, in our Consolidated Statement of Income. The transfer of the securities to counterparties is only reflected in our Consolidated Balance Sheet if the risks and rewards of ownership have also been transferred. Securities borrowed are not recognized in our Consolidated Balance Sheet unless they are then sold to third parties, in which case the obligation to return the securities is recorded at fair value in securities sold but not yet purchased, with any gains or losses recorded in non-interest
revenue, trading revenues, in our Consolidated Statement of Income.
Securitization and Structured Entities’ Liabilities
Securitization and structured entities’ liabilities include notes issued by our consolidated bank securitization vehicles and liabilities associated with the securitization of our Canadian mortgage loans as part of the Canada Mortgage Bond program, the NHA MBS program and our own programs. Additional information on our securitization programs and associated liabilities is provided in Notes 5 and 6. These liabilities are initially measured at fair value plus any directly attributable costs and are subsequently measured
at amortized cost. The interest expense related to these liabilities is recorded in interest expense, other liabilities, in our Consolidated Statement of Income.

Other
The components of other within other liabilities are as follows:

(Canadian $ in millions)	2025	2024
Accounts payable, accrued expenses and other items	$12,638	$11,311
Accrued interest payable	5,092	6,468
ACL on off-balance sheet items	689	580
Cash collateral	8,206	6,414
Credit card loyalty rewards	1,486	1,465
Current tax liabilities	329	470
Deferred tax liabilities (Note 22)	1	1
Lease liabilities	3,315	3,326
Liabilities of subsidiaries	4,740	5,633
Other employee future benefits liability (Note 21)	863	863
Pension liability (Note 21)	190	189
Total	$37,549	$36,720
Credit Card Loyalty Rewards
We earn interchange fees on our proprietary cards and fees on our AIR MILES business. We defer the fees related to our obligation to fulfill redemption of rewards/miles and record them in other liabilities, other, in our Consolidated Balance Sheet. We recognize these fees in non-interest
revenue in our Consolidated Statement of Income when the rewards/miles are redeemed.
Lease Liabilities
When we enter into leases we record lease liabilities representing the present value of future lease payments over the lease term. Interest expense recorded on lease liabilities for the year ended October 31, 2025 was $110 million ($110 million in 2024). Total cash outflow for lease liabilities for the year ended October 31, 2025 was $426 million ($455 million in 2024). Variable lease payments (
e.g.
maintenance, utilities and property taxes) not included in the measurement of lease liabilities for the year ended October 31, 2025 were $276 million ($258 million in 2024).
The maturity profile of our undiscounted lease liabilities is $468 million for 2026, $465 million for 2027, $436 million for 2028, $414 million for 2029, $390 million for 2030 and $1,756 million for 2031 and thereafter.